Equity Investments - LNS (Details) € in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2010	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)
Schedule of Equity Method Investments [Line Items]
Equity investments		$ 228.5	$ 288.2
Earnings (loss) from equity investments		16.9	(7.6)	$ 1.5
Distributed earnings from equity investments		$ 24.9	28.5	29.5
Lotterie Nazionali S.r.l.
Schedule of Equity Method Investments [Line Items]
Equity interest (as a percent)		20.00%
Concession, initial term	9 years
Concession, extension term	9 years
Equity investments		$ 1.8
Upfront fees associated with the new concession					$ 1,089.8	€ 800.0
Upfront fees amortization					97.7	89.0
Proportionate share of amortization of upfront fees					$ 19.8	€ 18.0
Earnings (loss) from equity investments		15.0	17.6	17.9
Revenue from the sale of instant tickets to equity method investment		46.6	47.1	52.0
Accounts receivable from equity method investment		10.0
Distributed earnings from equity investments		14.5	18.5	18.3
Distribution of capital		$ 16.9	$ 31.5	$ 17.6